TAX EXPENSE - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
UK corporation tax
TAX EXPENSE (Details) - Narrative [Line Items]
Applicable tax rate (in percent)	19.00%	19.00%	19.00%